Trade and Other Payables	6 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
13	TRADE AND OTHER PAYABLES

	December 31, 2023	June 30, 2024
	RM	RM	USD
Trade payables	2,326,371	1,699,707	360,321
Accruals	6,901,199	2,783,291	590,031
Sundry payables	2,592,465	16,543,862	3,507,136
Advance from a director - subsidiaries	7,563,894	-	-
Total	19,383,929	21,026,860	4,457,488

Trade payables mainly consist of the consultant fees in relation to legal counsel, auditors and investment banking firms in which we engaged for our clients.

Accruals consist mainly of staff salaries and consultant fees for which services have been performed but not been billed.

Sundry payables consist mainly of audit fees, secretarial fees, renovation expenses and other professional fees.

Advances from a director - subsidiaries is unsecured, interest-free and repayable on demand in cash.

The above balances that are not denominated in the functional currency are as follows:

	December 31, 2023	June 30, 2024
	RM	RM

United States dollar	1,416,836	350,167
Singapore Dollars	-	6,000